Vessels, net/Assets held for sale, Net Book Value (Details) - Vessels [Member]	6 Months Ended
Jun. 30, 2025 USD ($)
Vessel Cost [Abstract]
Beginning balance	$ 227,879,519
Improvements, and other vessel costs	313,972
Vessel disposals	(42,365,879)
Ending balance	185,827,612
Accumulated Depreciation [Abstract]
Beginning balance	(27,436,326)
Vessel disposals	7,495,493
Period depreciation	(4,980,785)
Ending balance	(24,921,618)
Net Book Value [Abstract]
Beginning balance	200,443,193
Vessel disposals	(34,870,386)
Ending balance	$ 160,905,994